Summary of Significant Accounting Policies - Schedule of Redeemable Noncontrolling Interest (Details) - Lingo, BRPM 150 and 250 $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Balance, December 31, 2022	$ 178,622
Net loss	(146)
Purchase of Lingo minority interest	(11,190)
Remeasurement adjustments for Lingo and BRPM 250	8,477
Redemption of BRPM 250 Class A common stock	(175,763)
Balance, December 31, 2023